Income Taxes	12 Months Ended
Feb. 24, 2023
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES
Provision for Income Taxes
The provision for income taxes on income before income tax expense (benefit) consists of:

Provision for Income Tax Expense (Benefit)	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Current income tax expense (benefit):
Federal	$1.3	$—	$(30.4)
State and local	0.8	1.0	1.9
Foreign	14.9	10.0	12.9
	17.0	11.0	(15.6)
Deferred income tax expense (benefit):
Federal	(2.3)	(14.0)	13.7
State and local	1.4	(1.3)	(1.1)
Foreign	0.2	1.9	2.8
	(0.7)	(13.4)	15.4
Income tax expense (benefit)	$16.3	$(2.4)	$(0.2)
Income taxes were based on the following sources of income (loss) before income tax expense (benefit):

Source of Income (Loss) Before Income Tax Expense (Benefit)	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Domestic	$2.1	$(38.0)	$(10.1)
Foreign	49.5	39.6	36.0
	$51.6	$1.6	$25.9
The total income tax expense (benefit) recognized is reconciled to that computed by applying the U.S. federal statutory tax rate of 21.0%, as follows:

Income Tax Provision Reconciliation	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Tax expense at the U.S. federal statutory rate	$10.8	$0.3	$5.4
State and local income taxes, net of federal tax effect	2.0	(0.2)	0.6
Foreign operations, less applicable foreign tax credits (1)	4.0	3.1	5.4
Impact of the CARES Act (2)	—	—	(11.7)
Contingent consideration (3)	0.9	—	—
Valuation allowance provisions and adjustments (4)	1.0	(2.7)	0.4
Goodwill impairment charge (5)	—	—	3.4
COLI income (6)	(0.4)	(1.3)	(2.7)
Impact of change to non-U.S. federal statutory tax rates (7)	(0.1)	(0.3)	0.4
Officer compensation limitation	1.0	1.3	1.9
Research tax credit	(2.9)	(2.4)	(3.0)
Other U.S. domestic tax credits	(0.3)	(0.7)	(0.3)
Stock compensation	0.4	0.3	0.1
Other	(0.1)	0.2	(0.1)
Total income tax expense (benefit) recognized	$16.3	$(2.4)	$(0.2)
________________________
(1)The foreign operations, less applicable foreign tax credits, amounts include the rate differential between local statutory rates and the U.S. rate on foreign operations.
(2)In Q1 2021, the U.S. government enacted the Coronavirus Aid, Relief and Economic Security Act (the "CARES Act"), which enabled companies to carry back tax losses to years prior to the enactment of the Tax Cuts and Jobs Act when the federal statutory income tax rate was 35%.
(3)In 2023, we recorded an increase in the fair value of the contingent consideration liability related to the acquisition of Viccarbe which is non-deductible for tax purposes.
(4)The valuation allowance provisions and adjustments are based on current year activity, which are further detailed below.
(5)We recorded a goodwill impairment charge related to our Orangebox U.K. reporting unit which is non-deductible for tax purposes.
(6)The increase in the cash surrender value of COLI policies, net of normal insurance expenses, plus maturity benefits are non-taxable.
(7)Changes to the statutory tax rates, primarily in the U.K. and France, resulted in the revaluation of certain deferred tax assets in those jurisdictions.
Deferred Income Taxes
The significant components of deferred income taxes are as follows:

Deferred Income Taxes	February 24, 2023	February 25, 2022
Deferred income tax assets:
Employee benefit plan obligations and deferred compensation	$52.5	$51.6
Operating lease obligations	55.0	58.4
Foreign and domestic net operating loss carryforwards	35.8	40.2
Reserves and accruals	18.0	16.1
Tax credit carryforwards	17.9	26.2
Other, net	14.4	14.7
Total deferred income tax assets	193.6	207.2
Valuation allowances	(4.3)	(3.7)
Net deferred income tax assets	189.3	203.5
Deferred income tax liabilities:
Right-of-use operating lease assets	50.9	54.1
Property, plant and equipment	28.9	26.5
Intangible assets	0.2	11.7
Total deferred income tax liabilities	80.0	92.3
Net deferred income taxes	$109.3	$111.2
Net deferred income taxes is comprised of the following components:
Deferred income tax assets—non-current	117.3	121.2
Deferred income tax liabilities—non-current	8.0	10.0
As of February 24, 2023, the valuation allowance of $4.3 related to foreign deferred tax assets. In updating our assessment of the realizability of deferred tax assets, we considered the following factors:
•recent financial performance, including cumulative losses,
•the predictability of future income,
•prudent and feasible tax planning strategies that could be implemented to protect the loss of the deferred tax assets, and
•the effect of reversing taxable temporary differences.
Based on our evaluation of these factors, particularly cumulative losses, we were unable to assert that it is more likely than not that the deferred tax assets in some of our owned dealers and sales offices in France, Australia, Morocco and Hong Kong would be realized as of February 24, 2023. During 2022, we formalized a plan to enable the utilization of certain of our excess U.S. foreign tax credits, which had previously been subject to a valuation allowance. This resulted in the reversal of the related valuation allowance by $3.1.
We have the ability to repatriate foreign subsidiary earnings to our U.S. parent without incurring additional U.S. federal income tax. We have recorded deferred income taxes related to withholding and other taxes where appropriate on earnings of subsidiaries not expected to be permanently reinvested. However, we have not recorded deferred taxes on any remaining historical outside basis differences in non-U.S. subsidiaries, as we continue to assert indefinite reinvestment on those basis differences.
Taxes Payable or Receivable
Income taxes currently payable or receivable are reported on the Consolidated Balance Sheets as follows:

Income Taxes	February 24, 2023	February 25, 2022
Other current assets:
Income taxes receivable	$5.3	$41.7
Accrued expenses:
Income taxes payable	$4.8	$7.6
Net Operating Loss and Tax Credit Carryforwards
Operating loss and tax credit carryforwards expire as follows:

Fiscal Year Ending February	Net Operating Loss Carryforwards (Gross)			Net Operating Loss Carryforwards (Tax Effected)				Tax Credit Carryforwards
	Federal	State	International	Federal	State	International	Total
2024	$—	$—	$—	$—	$—	$—	$—	$—
2025-2043	0.8	45.8	3.0	0.2	2.6	0.7	3.5	17.9
No expiration	—	6.8	128.9	—	0.4	32.6	33.0	—
	$0.8	$52.6	$131.9	0.2	3.0	33.3	36.5	17.9
Valuation allowances				—	—	(3.1)	(3.1)	—
Net benefit				$0.2	$3.0	$30.2	$33.4	$17.9
Future tax benefits for net operating loss and tax credit carryforwards are recognized to the extent that realization of these benefits is considered more likely than not. It is considered more likely than not that a benefit of $51.3 will be realized on these net operating loss and tax credit carryforwards. This determination is based on the expectation that related operations will be sufficiently profitable or various tax, business and other planning strategies available to us will enable utilization of the carryforwards. We assess the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. Valuation allowances are recorded to the extent realization of these carryforwards is not more likely than not.
Uncertain Tax Positions
We are subject to taxation in the U.S. and various states and foreign jurisdictions with varying statutes of limitation. Tax years that remain subject to examination by major tax jurisdictions include: the U.S. 2022 and 2023, Canada 2020 through 2023, France 2020 through 2023 and Germany 2015 through 2023. We adjust these reserves, as well as the related interest and penalties, in light of changing facts and circumstances.
We are audited by the U.S. Internal Revenue Service under the Compliance Assurance Process (“CAP”). Under CAP, the U.S. Internal Revenue Service works with large business taxpayers to identify and resolve issues prior to the filing of a tax return. Accordingly, we record minimal liabilities for U.S. federal uncertain tax positions.
We recognize interest and penalties associated with uncertain tax positions in income tax expense (benefit), and these amounts were not material in 2023, 2022 or 2021.
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits	Year Ended
	February 24, 2023	February 25, 2022	February 26, 2021
Balance as of beginning of period	$2.1	$2.3	$2.0
Gross decreases—tax positions in prior period	—	—	—
Currency translation adjustment	(0.1)	(0.2)	0.3
Balance as of end of period	$2.0	$2.1	$2.3
We have taken tax positions in a non-U.S. jurisdiction that do not meet the more likely than not test required under the uncertain tax position accounting guidance. Since the tax positions have increased net operating loss carryforwards, the underlying deferred tax asset is shown net of a $2.0 liability for uncertain tax positions as of February 24, 2023. No other material amounts are recorded as a liability for uncertain tax positions, including interest and penalties, on the Consolidated Balance Sheets.
Unrecognized tax benefits of $2.0, if favorably resolved, would be recorded as an income tax benefit. We do not expect the amount of unrecognized tax benefits to significantly change due to expiring statutes or audit activity in the next twelve months.